Document and Entity Information	Jun. 28, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jun. 28, 2025
Entity Central Index Key	0000917286
Amendment Flag	false
Registrant Name	Fidelity Hereford Street Trust
Entity Investment Company Type	N-1A